CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 CNY (¥)
Operating activities:
Net Income	¥ 18,678	$ 2,665	¥ 62,669	¥ 2,325
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	2,829	404	4,031	3,901
Written off plant and equipment	165	24	373	212
Gain on disposal of lease assets			(651)
Gain on disposal of subsidiaries and assets			(69,529)
Investment income for long term equity investment	(836)	(119)
Gain on disposal of long term equity investment	(65,026)	(9,280)
Allowance for doubtful account	9,998	1,427	0	0
Allowance for due from related parties			500
Recovery on receivables			(10)
Recovery on Due from related parties				(2,131)
Impairment on intangible assets			2,204
Impairment on long-term equity investment	200	29	1,490	2,906
Inventory write off	275	39
Interest expense relief			(20,361)
Share-based compensation expense	5,223	745	1,163	1,038
Changes in operating assets and liabilities:
Accounts receivable	(3,641)	(520)	1,654	(359)
Due from related parties	11,746	1,676	4,842	3,183
Advances to suppliers	6,541	933	(51,458)	(14,223)
Inventories	(110)	(16)	(10,933)	2,072
Other current assets	1,293	185	(17,476)	(8,929)
Operating lease right-of-use assets, net			(350)
Other assets				83
Accounts payable	3,533	504	2,193	991
Due to growers	(404)	(58)		(6,269)
Due to related parties	(15,506)	(2,213)	18,856	(2,388)
Contract liabilities	(35,872)	(5,119)	50,048	14,797
Income tax payable	34	5		(135)
Lease liabilities	(113)	(16)	241	(1,491)
Other long-term liabilities	(364)	(52)	(2,270)	(1,486)
Other payables and accrued expenses	46,326	6,614	17,318	9,194
Net cash provided by (used in) operating activities	(15,031)	(2,143)	(5,456)	3,291
Investing activities:
Proceeds from other investment			1,000	1,520
Purchase of plant and equipment	(4,972)	(710)	(8,912)	(622)
Purchase of land use rights			(3,297)
Purchase of other investment				(2,000)
Payment of disposal of subsidiaries			(15)
Net cash used in investing activities	(4,972)	(710)	(11,224)	(1,102)
Financing activities:
Proceeds from short-term borrowings	4,950	706
Proceeds from exercise of stock options	599	85	226	340
Proceeds from issuance of common stock			19,594	11,014
Proceeds from due to related parties	935	133
Repayment of due to related parties	(1,506)	(215)	(1,587)	(9,252)
Dividends paid to minority shareholders	(490)	(70)	(200)	(2,434)
Proceeds from capital contribution	10	1	4,900
Net cash provided by (used in) financing activities	4,498	640	22,933	(332)
Net (decrease) increase in cash and cash equivalents	(15,505)	(2,213)	6,253	1,857
Cash and cash equivalents, beginning of year	23,708	3,383	17,669	15,351
Effect of exchange rate changes on cash and cash equivalents	172	25	(214)	447
Restricted cash				14
Cash and cash equivalents, end of the year	8,375	1,195	23,708	17,669
Supplemental disclosures of cash flow information:
NCI capital contribution	10	1	5,575
Income taxes paid	75	11	41	162
Interest paid, net of interest capitalized	¥ 1,021	$ 146	¥ 843	¥ 424